Goodwill - Movements in goodwill (Details) - Goodwill $ in Thousands	12 Months Ended
Sep. 30, 2021 CAD ($)
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 8,379,931
Business acquisitions (Note 26)	73,499
Foreign currency translation adjustment	(313,729)
Ending balance	8,139,701
Western and Southern Europe
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,089,099
Business acquisitions (Note 26)	(994)
Foreign currency translation adjustment	(65,755)
Ending balance	1,022,350
U.S. Commercial and State Government
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,147,307
Business acquisitions (Note 26)	75,697
Foreign currency translation adjustment	(53,232)
Ending balance	1,169,772
Canada
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,142,148
Business acquisitions (Note 26)	0
Foreign currency translation adjustment	0
Ending balance	1,142,148
U.S. Federal
Reconciliation of changes in goodwill [abstract]
Beginning balance	999,162
Business acquisitions (Note 26)	(2,740)
Foreign currency translation adjustment	(48,640)
Ending balance	947,782
U.K. and Australia
Reconciliation of changes in goodwill [abstract]
Beginning balance	904,972
Business acquisitions (Note 26)	(276)
Foreign currency translation adjustment	(8,775)
Ending balance	895,921
Central and Eastern Europe
Reconciliation of changes in goodwill [abstract]
Beginning balance	985,849
Business acquisitions (Note 26)	1,812
Foreign currency translation adjustment	(56,300)
Ending balance	931,361
Scandinavia
Reconciliation of changes in goodwill [abstract]
Beginning balance	1,169,873
Business acquisitions (Note 26)	0
Foreign currency translation adjustment	(29,300)
Ending balance	1,140,573
Finland, Poland and Baltics
Reconciliation of changes in goodwill [abstract]
Beginning balance	659,878
Business acquisitions (Note 26)	0
Foreign currency translation adjustment	(39,888)
Ending balance	619,990
Asia Pacific
Reconciliation of changes in goodwill [abstract]
Beginning balance	281,643
Business acquisitions (Note 26)	0
Foreign currency translation adjustment	(11,839)
Ending balance	$ 269,804